TRADE ACCOUNTS RECEIVABLE, NET - Aging list of trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Aging list of trade accounts receivable
Trade accounts receivable	R$ 9,159,950	R$ 8,730,634
Falling due
Aging list of trade accounts receivable
Trade accounts receivable	6,862,054	6,485,154
Overdue - 1 to 30 days
Aging list of trade accounts receivable
Trade accounts receivable	966,986	1,096,639
Overdue - 31 to 60 days
Aging list of trade accounts receivable
Trade accounts receivable	306,956	305,019
Overdue - 61 to 90 days
Aging list of trade accounts receivable
Trade accounts receivable	192,622	200,401
Overdue - 91 to 120 days
Aging list of trade accounts receivable
Trade accounts receivable	250,029	220,221
Overdue - over 120 days
Aging list of trade accounts receivable
Trade accounts receivable	R$ 581,303	R$ 423,200